Average Annual Total Returns - Putnam Small Cap Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sales 1 Year	Class A After Taxes on Distributions and Sales 5 Years	Class A After Taxes on Distributions and Sales 10 Years	Class B 1 Year	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year		Class R6 5 Years		Class R6 10 Years		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2000 Growth Index (no deduction for fees, expenses or taxes) 1 Year		Russell 2000 Growth Index (no deduction for fees, expenses or taxes) 5 Years		Russell 2000 Growth Index (no deduction for fees, expenses or taxes) 10 Years
Total	29.75%	9.88%	13.00%	29.15%	9.70%	12.90%	18.02%	7.83%	10.93%	31.60%	10.09%	13.02%	35.61%	10.36%	12.82%	37.24%	10.91%	13.39%	38.15%	[1]	11.63%	[1]	14.04%	[1]	37.97%	11.47%	13.95%	28.48%	[2]	9.34%	[2]	13.01%	[2]

[1]	Performance for class R6 shares prior to its inception (6/29/15) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.